Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information
Supplemental Cash Flow Information

9.   Supplemental Cash Flow Information

Non-cash investing and financing activities were as follows:

	Three Months Ended March 31,
	2018	2017
Property and equipment acquired under capital lease	$3,092	$2,046
Property and equipment in payables	4,512	579

In conjunction with our IPO, we issued and contributed shares of Class B common stock to owners of CW Units equal to the number of outstanding CW Units held by the owners thereof. The Class B common stock has no economic interest and does not share in cash dividends or liquidation rights.

11. Supplemental Information

Non-cash investing and financing activities were as follows:

	Year Ended December 31,
	2017	2016	2015
Property and equipment acquired under capital lease	$12,941	$2,616	$—
Property and equipment in payables	1,553	243	276

Cash paid for interest and income taxes was as follows:

	Year Ended December 31,
	2017	2016	2015
Cash paid for interest	$18,826	$19,946	$21,391
Cash paid for income taxes, net	1,535	583	370